Share Capital (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Share Capital [Abstract]
Schedule of Stock by Class [Table Text Block]
The share capital for the common shares is as follows:

		September 30, 2013		December 31, 2012
	Shares Authorized	Shares Issued and Outstanding	Amount (in '000s)	Shares Issued and Outstanding	Amount (in '000s)
Ordinary	266,666,667	6,970,854	$21	2,256,924	$4
Restricted	33,333,334	1,262,471	4	3,887,471	14
Total common shares	300,000,001	8,233,325	$25	6,144,395	$18

The share capital for the common shares is as follows:

As of December 31,		2012		2011
	Shares Authorized	Shares Issued and Outstanding	Amount (in '000s)	Shares Issued and Outstanding	Amount (in '000s)
Ordinary	266,666,667	2,256,924	$4	1,541,842	$4
Restricted	33,333,334	3,887,471	14	4,601,621	14
Total common shares	300,000,001	6,144,395	$18	6,143,463	$18